Inventories and Consumables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories and Consumables

	2017	2018
Handsets and other telecommunication products	2,005	2,111
Consumables	24	27
Others	210	250

	2,239	2,388